Shareholders' Equity (Deficit) (Details) - JPY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
	Dec. 11, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Mar. 31, 2023	Mar. 29, 2021
Minimum required net assets after distribution of dividends		¥ 3,000
Required appropriation to legal reserve, (as a percent)		10.00%
Percentage of common stock, percentage which precludes appropriation		25.00%
Amount reclassified from registered capital to accumulated deficit					¥ 1,203,000
Amount reclassified from additional reserved capital for common stock to accumulated deficit					¥ 1,306,000
Common stock, shares issued		7,994,450
Common stock, shares outstanding		7,901,950
Proceeds on sale of shares of subsidiaries			¥ 160,290
Issuance of common stock		¥ 552,264
Class A Common
Common stock, shares authorized		1	1			1
Common stock, shares issued		1	1
Common stock, shares outstanding		1	1
Common stock
Common stock, shares authorized		19,899,999	19,899,999			19,899,999
Portion of proceeds credited to capital stock, minimum under Companies Act		50.00%
Common stock, shares issued		7,994,450	4,975,000
Common stock, shares outstanding		7,901,950	4,882,500
Issuance of common stock (in shares)		2,860,000
Issuance of common stock		¥ 332,623
Common stock | Class A Common
Common stock, shares authorized						19,900,000
Additional paid-in capital
Proceeds on sale of shares of subsidiaries			¥ 154,853
Issuance of common stock		¥ 219,641
Noncontrolling interest
Proceeds on sale of shares of subsidiaries			¥ 5,437
Registered offering
Issuance of common stock (in shares)	2,860,000
Issue price	¥ 1.75
Proceeds from issuance of common stock	¥ 665,246
Registered offering | Common stock
Issuance of common stock	332,623
Registered offering | Additional paid-in capital
Issuance of common stock	332,623
Issuance costs related to the offering	¥ 112,982
MEDIROM MOTHER Labs Inc. ("MML")
Common stock, shares outstanding			50,000	1,781
Ownership interest			3.56%